UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                                -------------

Check here if Amendment [  ]: Amendment Number:
                                                    --------------

     This Amendment (Check only one):      [ ]   is a restatement
                                           [ ]   adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     W.K. Kellogg Foundation Trust
Address:  The Bank of New York Mellon Trust Co. NA
          500 Grant Street, Room 151-0410
          Pittsburgh, PA 15258

Form 13F File Number:  028-15333
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John J. Scarpiniti
Title:      Vice President, Corporate Trustee
Phone:      (412) 234-7999

Signature, Place and Date of Signing:

  /s/ John J. Scarpiniti          Pittsburgh, PA               February 22, 2013
--------------------------      ------------------             -----------------
        [Signature]                [City, State]                    [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
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Form 13F Information Table Entry Total:                 7
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Form 13F Information Table Value Total:             $3,976,240
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                                                  (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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

                                                     W.K. KELLOGG FOUNDATION TRUST
                                                      FORM 13F INFORMATION TABLE
                                                      Quarter Ended June 30, 2012

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                                                          VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------------
KELLOGG CO                   COM              487836108 3,870,865 78,468,790 SH       SOLE                78,468,790
MARKET VECTORS ETF TR        RVE HARD ETF     57060U795    35,392  1,048,025 SH       SOLE                 1,048,025
SELECT SECTOR SPDR TR        SBI MATERIALS    81369Y100     9,473    268,428 SH       SOLE                   268,428
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506     9,217    138,872 SH       SOLE                   138,872
SELECT SECTOR SPDR TR        SBI HEALTHCARE   81369Y209    10,983    288,980 SH       SOLE                   288,980
SPDR S&P 500 ETF TR          TR UNIT          78462F103     7,911     58,121 SH       SOLE                    58,121
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858    32,399    811,385 SH       SOLE                   811,385